                    [On Heartland Advisors, Inc. letterhead]


                                                        February 28, 1997


VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


     Re:  FORM 24F-2 ANNUAL NOTICE FOR HEARTLAND GROUP, INC.
          1933 ACT REG. NO.  33-11371
          1940 ACT FILE NO. 811-4982

Ladies and Gentlemen:

     Attached for filing herewith is a Form 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2 under the Investment Company Act of 1940 for Heartland Group, Inc. (the "Registrant") for the fiscal year ended December 31, 1996. The Form is being filed on a combined basis for the eight series of the Registrant that sold securities during the period, which were Heartland Small Cap Contrarian Fund, Heartland Value Fund, Heartland Mid Cap Value Fund, Heartland Large Cap Value Fund, Heartland Value Plus Fund (formerly Value & Income Fund), Heartland U.S. Government Securities Fund, Heartland Wisconsin Tax Free Fund, and Heartland Nebraska Tax Free Fund.

     Also attached for filing with the Form, in accordance with Rule 24f-2(b)(1), is an opinion of Quarles & Brady, counsel to the Registrant, to the effect that the securities, the registration of which the Form 24F-2 makes definite in number, were legally issued, fully paid and non-assessable.

     Fees were remitted to the Commission's lockbox depository on February 27, 1997 and were designated as Restricted funds.

     Please call the undersigned at (414)347-7789 if there are any questions with respect to this filing.

                                                        Very truly yours,
                                                        LORRAINE J. KOEPER
                                                        Lorraine J. Koeper

            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24f-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington,  D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTION AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.



1.   Name and address of issuer:
                                   Heartland Group, Inc.
                                   790 N. Milwaukee Street
                                   Milwaukee,  Wisconsin   53202

2.   Name of each series or class of funds for which this notice is filed:

     Heartland Small Cap Contrarian Fund, Heartland Value Fund, Heartland Mid Cap Value Fund, Heartland Large Cap Value Fund, Heartland Value Plus Fund, Heartland U. S. Government Securities Fund, Heartland Wisconsin Tax Free Fund, Heartland Nebraska Tax Free Fund

3.   Investment Company Act File Number:    811-4982

     Securities Act File Number:   33-11371

4.   Last day of fiscal year for which this notice is filed:    12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                                      [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          Not Applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Not Applicable.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

9.   Number and aggregate sale price of securities sold during the fiscal year:
          61,956,472 shares for an aggregate sale price of $824,058,777.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          61,956,472 shares for an aggregate sale price of $824,058,777.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
        8,625,364 shares for an aggregate sale price of $111,558,500

12.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10):             $ 824,058,777
                                                               ------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): + 111,558,500
                                                               ------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal
           year (if applicable):                              - 468,168,154
                                                               ------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
           (if applicable):                                   +           0
                                                               ------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):
                                                                467,449,123
                                                               ------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or other applicable law or regulation (see
           Instruction C.6):                                   x  1/3300
                                                                --------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  141,651
                                                                   --------

INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).                                        [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     February 27, 1997

                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  PATRICK J. RETZER
                           ------------------

                           Patrick J. Retzer, Vice President/Treasurer
                           -------------------------------------------
Date February 27, 1997
----------------------

 *Please print the name and title of the signing officer below the signature.

[QUARLES & BRADY LETTERHEAD]




                                                        February 27, 1997




Heartland Group, Inc.
790 North Milwaukee Street
Milwaukee WI  53202

Ladies and Gentlemen:

         In connection with the filing of a Form 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2 (the "Form 24F-2") for Heartland Group, Inc., a Maryland corporation (the "Fund") and an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), the purpose of which is to make definite the number of shares of common stock, $0.001 par value ("Common Stock"), registered under the Securities Act of 1933 ("1933 Act") for the year ended December 31, 1996, you have requested that we furnish you with the following opinion, which we understand will be filed with the Securities and Exchange Commission.

         We understand that the Common Stock has been, and continues to be, offered to the public in the manner and on the terms identified and referred to in the Registration Statement (Registration No. 33-11371) and all amendments thereto filed with the Securities and Exchange Commission (the "Registration Statement"). For purposes of rendering this opinion, we have examined originals or electrostatic copies of such documents as we considered necessary, including those listed below. In conducting such examination, we have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies.

         The documents we have examined are:

                 1.  The Registration Statement and all amendments thereto;

                 2. A certified copy of the Fund's Articles of Incorporation dated December 17, 1986, filed with and approved by the Maryland State Department of Assessments and Taxation on December 19, 1986, as amended on January 18, 1987, and as supplemented by Articles Supplementary filed on April 6, 1987, February 18, 1992, July 27, 1993, April 26, 1994, February 9, 1995, August 7, 1996, October 8,
         1996, December 18, 1996 and December 20, 1996; and Articles of Merger of Heartland Value Fund, Inc. with and into Heartland Group, Inc. filed on December 4, 1987.

Heartland Group, Inc.
February 27, 1997
Page 2


         Based upon and subject to the foregoing, after having given due regard to such issues of law as we deemed relevant, and assuming that:

                 1. Each Prospectus which is a part of the Registration Statement and your Prospectus delivery procedures with respect thereto fulfilled all the requirements of the 1933 Act and the 1940 Act throughout all periods relevant to this opinion;

                 2. All offers and sales of the Fund's Common Stock were made in a manner complying with the terms of the Registration Statement; and

                 3. All offers or sales of the Fund's Common Stock were made in compliance with the state securities laws of the states having jurisdiction thereof;

we are of the opinion that the shares of the Fund's Common Stock, the registration of which the Form 24F-2 makes definite in number, were, when issued, legally issued, fully paid and non-assessable.

         We hereby consent to the filing of this opinion as a part of the Form 24F-2.

                                                        Very truly yours,




                                                        QUARLES & BRADY